Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0000883948
Registrant Name	Atlantic Union Bankshares Corp
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES